Fair Value Measurements - Reconciliation of the Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Liabilities measured at fair value, ending balance	$ 11,655
Level 3 | Recurring
Fair Value Measurements
Liabilities measured at fair value, beginning balance	11,478	$ 11,335
Change in fair value	177	143
Liabilities measured at fair value, ending balance	11,655	11,478
Level 3 | Recurring | 2019 Convertible Notes
Fair Value Measurements
Liabilities measured at fair value, beginning balance	11,219	10,807
Transfer from related party to unrelated party		270
Change in fair value	173	142
Liabilities measured at fair value, ending balance	11,392	11,219
Level 3 | Recurring | Related Party Convertible Notes
Fair Value Measurements
Liabilities measured at fair value, beginning balance	259	528
Transfer from related party to unrelated party		(270)
Change in fair value	4	1
Liabilities measured at fair value, ending balance	$ 263	$ 259